Other Financial Assets	12 Months Ended
Dec. 31, 2024
OTHER FINANCIAL ASSETS
Other Financial Assets

7.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2024 and 2023 is as follows:

	Current		Non-current
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value through profit or loss	—	—	2,319,881	—
Financial assets at fair value through other comprehensive income	127,854	127,854	2,326,422	2,326,466
Financial assets measured at amortized cost	10,807,718	9,552,991	—	—
Hedging derivatives	8,582,940	58,009,661	—	9,275,919
Non-hedging derivatives	—	46,128	—	—
Total	19,518,512	67,736,634	4,646,303	11,602,385